Consolidated statement of comprehensive income (loss) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
Net income (loss)	kr 1,840	kr (6,276)	kr (32,433)
Items that will not be reclassiﬁed to proﬁt or loss
Remeasurements of deﬁned beneﬁts pension plans including asset ceiling	(6,182)	(2,453)	970
Revaluation of borrowings due to change in credit risk	(651)	207
Tax on items that will not be reclassiﬁed to proﬁt or loss	1,363	285	(547)
Cash flow hedge reserve
Gains/losses arising during the period	(290)
Available-for-sale ﬁnancial assets
Gains/losses arising during the period			68
Reclassiﬁcation adjustments on gains/losses included in proﬁt or loss			5
Revaluation of other investments in shares and participations
Fair value remeasurement			99
Changes in cumulative translation adjustments	1,979	2,047	(3,378)
Share of other comprehensive income of joint ventures and associated companies	131	14
Tax on items that have been or may be reclassiﬁed to proﬁt or loss	60		(16)
Total other comprehensive income (loss), net of tax	(3,590)	100	(2,799)
Total comprehensive income (loss)	(1,750)	(6,176)	(35,232)
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	(1,403)	(6,470)	(35,357)
Non-controlling interests	kr (347)	kr 294	kr 125